Issued capital and reserves - Share activity (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	12 Months Ended
	Mar. 20, 2017	Sep. 21, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Issued capital and reserves
Authorized share capital			€ 55
Par value per share					€ 0.01
Cancellation of ordinary shares			11,111,200	11,100,000
Ordinary shares issued				236,300,000	11,100,000
Related party borrowings				€ 0	€ 673
Share capital				22
Share premium				1,090	136
Contribution from parent		€ 431			431
Borrowings gross				€ 6,988	8,230
8.625% Senior PIK Notes due 2019
Issued capital and reserves
Borrowings gross					€ 841
Stated interest rate					8.625%
8.375% Senior PIK Notes due 2019
Issued capital and reserves
Borrowings gross					€ 295
Stated interest rate					8.375%
ARD Group Finance Holding S.A.
Issued capital and reserves
Par value per share		€ 0.01
Ordinary shares issued		1,111,200
Related party borrowings			€ 673		€ 673
Share premium		€ 6
Class A common shares
Issued capital and reserves
Shares authorized			1,000,000,000
Par value per share			€ 0.01	€ 0.01
Ordinary shares issued	18,630,000			18,600,000
Share capital
Class A common shares | IPO
Issued capital and reserves
Ordinary shares issued	18,630,000
Price per share	€ 19.00
Net proceeds of IPO	€ 303
Underwriting discounts	20
Transaction costs	€ 10
Class B common shares
Issued capital and reserves
Shares authorized			450,000,000
Par value per share			€ 0.10	€ 0.10
Ordinary shares issued			217,696,000	217,700,000
Number of pro rata shares issued in share reorganization at equivalent total par value			1,111,120
Number of additional pro-rata shares issued in share reorganization at no consideration.			216,498,726
Share capital				€ 22
Class B common shares | ARD Group Finance Holding S.A.
Issued capital and reserves
Ordinary shares issued			86,154	86,154